General (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of principal subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/ incorporation

BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities	Singapore

BeLive Vietnam	Computer programming and system administration	Vietnam

BeLive New Media*	Investment holding	British Virgin Islands

BeLive AI Studios*	Creative agency dealing in content production and campaign marketing	Singapore

*	BeLive New Media was newly incorporated on June 26, 2025 and BeLive AI Studios was newly incorporated on July 07, 2025.